RELATED PARTY TRANSACTIONS	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

As of September 30, 2012 the Company has received capital contributions from its parent totaling $168,023. The Company also utilizes approximately 2,300 square feet of office space at 4700 Spring Street, Suite 304, La Mesa California, 91941provided to the Company by Entest BioMedical, Inc. on a month to month basis free of charge. The Chief Executive Officer of Entest Biomedical Inc. is David R. Koos who also serves as the Chief Executive Officer of the Company’s parent.

NOTE 5. RELATED PARTY TRANSACTIONS

As of June 30, 2013 the Company has received capital contributions from its parent totaling $387,926 and has issued 50,010, 000 common shares to its parent fro aggregate consideration of $20,090. The Company also utilizes approximately 2,300 square feet of office space at 4700 Spring Street, Suite 304, La Mesa California, 91941 provided to the Company by Entest BioMedical, Inc. on a month to month basis free of charge. The Chief Executive Officer of Entest Biomedical Inc. is David R. Koos who also serves as the Chief Executive Officer of the Company’s parent.